Certificates of Deposit with Other Banks (Tables)	12 Months Ended
Dec. 31, 2021
Certificates of Deposit with Other Banks [Abstract]
Summary of Contractual Maturity of Certificate of Deposit
Interest-earning certificates of deposit with other banks are held at cost. The contractual maturity of these certificates of deposit as of December 31, 2021 and 2020 is as follows:

	December 31
(in thousands)	2021	2020
Due in one year or less	$7,205	$4,472
Due after one year through five years	5,623	11,583
Due after five years through ten years	—	996

	$12,828	$17,051